OTHER INTANGIBLE ASSETS, NET (Schedule of Amortization of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
OTHER INTANGIBLE ASSETS, NET [Abstract]
Amortization expense	$ 507	$ 45	$ 48
2014	329
2015	216
2016	143
2017	96
2018 and thereafter	111
Other intangibles, net	$ 895	$ 171